Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
At cost:
Property and equipment, gross	$ 6,331	$ 6,609
Less: accumulated depreciation	(6,026)	(6,105)
Property and equipment, net	305	504
Leasehold improvements [Member]
At cost:
Property and equipment, gross	846	889
Computer and network equipment [Member]
At cost:
Property and equipment, gross	4,367	4,589
Office equipment [Member]
At cost:
Property and equipment, gross	900	898
Motor vehicles [Member]
At cost:
Property and equipment, gross	$ 218	$ 233